Share Capital and Warrant Reserve (Tables)	9 Months Ended
Apr. 30, 2022
Summary of Changes in Share Purchase Warrants

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering	5,882,353	5.31
Granted in the Over Allotment	882,352	5.31
Granted in the Private Placement	5,170,343	6.19
Granted from the issuance of a convertible note	69,188	4.41
Expired during the year	(156,039)	(36.26)
Exercised during the year	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	5.84
Expired during the period (Note 8b(i))	(22,489)	(28.08)
Exercised during the period (Note 8a(iii))	(1,060,654)	(6.14)
Repurchased and cancelled during the period (Note 8a(iv))	(204,440)	(5.31)
Balance, April 30, 2022	8,176,569	$5.75

Schedule of Number of Warrants

Number of Warrants	Exercise Price	Exercisable At April 30, 2022	Expiry Date
51,698	$4.41	51,698	November 16, 2025
3,951,728	$5.31	3,951,728	February 26, 2026 - April 26, 2026
4,173,143	$6.19	4,173,143	December 7, 2026
8,176,569		8,176,569

Summary of Changes in Compensation Warrants

(i) A summary of changes in compensation warrants for the years ended July 31, 2021 and the nine-month period ended April 30, 2022 is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	13,790	35.16
Granted in the Public Offering	294,118	5.31
Granted in the Over Allotment	44,118	5.31
Granted in the Private Placement	258,517	6.19
Granted from the issuance of a convertible note	4,890	4.41
Expired during the year	(13,790)	(35.16)
Balance, July 31, 2021	601,643	$5.68
Exercised (Note 8a(ii))	(554,991)	(5.68)
Balance, April 30, 2022	46,652	$5.66

Schedule of Compensation Warrants

(ii) As of April 30, 2022, compensation warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At April 30, 2022	Expiry Date
4,890	$4.23	4,890	November 16, 2025
17,074	$5.31	17,074	February 26, 2026
24,688	$6.19	24,688	June 7, 2026
46,652		46,652